NOTE 8 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jul. 31, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 19, 2026	May 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized	50,000,000		50,000,000				50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001				$ 0.001	$ 0.001
Preferred Stock, Capital Shares Reserved for Future Issuance											250,000
Preferred Stock, Shares Issued	19,725		19,725				18,295	13,400		20,082
Stock Issued During Period, Value, Acquisitions		$ 10,937,786		$ 10,937,786			$ 10,937,786
Common Stock, Shares Authorized	500,000,000		500,000,000				500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001				$ 0.001	$ 0.001
Stock Issued During Period, Value, Employee Benefit Plan				322,448			$ 322,448
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock			14,300,000				47,100,000		25,000,000
Stock Issued During Period, Shares, Issued for Services					8,544		65,539
Stock Issued During Period, Value, Issued for Services	$ 75,485		$ 75,485				$ 261,807
Stock Issued During Period, Value, New Issues		5,000		$ 5,000			$ 5,000	$ 15,000	$ 41,250
Common Stock, Shares, Outstanding	17,092,694		17,092,694				31,377,368	78,086,881
Weighted Average Number of Shares, Contingently Issuable							1,652,910
Incremental Common Shares Attributable to Dilutive Effect of Contingently Issuable Shares				43,100,000		357
[custom:SharePrice1-0]						$ 46,300
Asset Acquisition			$ 8,565,500
Share Price	$ 4.93		$ 4.93		$ 7.14	$ 1.00
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture				$ 322,448
Common Stock, Shares, Issued	17,092,694		17,092,694				31,377,368	78,086,881		17,129,717
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units				4,310			4,710	10,200
Stock Issued During Period, Value, Acquisitions
Stock Issued During Period, Value, Employee Benefit Plan
Preferred stock exchange			940	4,210			4,210	10,200
[custom:ShareExchangeRelatedPartyShares]			(940)	(4,210)			(4,210)	(10,200)
Stock Issued During Period, Value, Issued for Services
Stock Issued During Period, Value, New Issues
Preferred stock exchange			490	100
Stock Issued During Period, Shares, Acquisitions		185		185			185
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 8,565,500		$ 8,565,500			$ 8,565,500
Stock Issued During Period, Value, Employee Benefit Plan				322,126			322,126
Stock Issued During Period, Value, Issued for Services	$ 75,469		$ 75,469				261,742
Stock Issued During Period, Value, New Issues		4,997		4,997			4,997	$ 14,980
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Acquisitions
Stock Issued During Period, Value, Employee Benefit Plan				$ 322			$ 322
Preferred stock exchange			(9,400,000)	(42,100,000)			(42,100,000)	(101,795,774)
[custom:ShareExchangeRelatedPartyShares]			9,400,000	42,100,000			42,100,000	101,795,774
Stock Issued During Period, Shares, Issued for Services	15,326		15,326				65,539
Stock Issued During Period, Value, Issued for Services	$ 16		$ 16				$ 65
Stock Issued During Period, Shares, New Issues		2,500		2,500			2,500	20,000	23,570
Stock Issued During Period, Value, New Issues		$ 3		$ 3			$ 3	$ 20
Preferred stock exchange			(4,900,000)	(1,000,000)